Quarterly Holdings Report
for
Fidelity Flex® Mid Cap Focused Index Fund
July 31, 2025
FXM-NPRT1-0925
1.9918059.100
Common Stocks - 98.9%
	Shares	Value ($)
BELGIUM - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Global Ltd Class A (a)	428	4,289
BERMUDA - 0.4%
Financials - 0.4%
Insurance - 0.4%
RenaissanceRe Holdings Ltd	52	12,674
PUERTO RICO - 0.1%
Financials - 0.1%
Banks - 0.1%
Popular Inc	15	1,719
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc	15	1,673
THAILAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Fabrinet (a)	9	2,914
UNITED KINGDOM - 0.7%
Energy - 0.3%
Energy Equipment & Services - 0.3%
TechnipFMC PLC	221	8,037
Materials - 0.4%
Metals & Mining - 0.4%
Anglogold Ashanti Plc	250	11,563
TOTAL UNITED KINGDOM		19,600
UNITED STATES - 97.5%
Communication Services - 3.6%
Diversified Telecommunication Services - 0.2%
Frontier Communications Parent Inc (a)	85	3,123
Iridium Communications Inc	219	5,357
		8,480
Entertainment - 0.8%
Roku Inc Class A (a)	48	4,519
TKO Group Holdings Inc Class A	76	12,769
Warner Music Group Corp Class A	227	6,642
		23,930
Interactive Media & Services - 1.3%
IAC Inc Class A (a)	145	5,699
Match Group Inc	308	10,555
Reddit Inc Class A (a)	53	8,511
Snap Inc Class A (a)	1,267	11,948
Ziff Davis Inc (a)	22	684
		37,397
Media - 1.3%
Interpublic Group of Cos Inc/The	160	3,936
Liberty Broadband Corp Class C (a)	129	7,910
New York Times Co/The Class A	198	10,275
News Corp Class A	173	5,072
Nexstar Media Group Inc	43	8,047
Paramount Global Class B	192	2,413
Sirius XM Holdings Inc	19	401
		38,054
TOTAL COMMUNICATION SERVICES		107,861

Consumer Discretionary - 12.2%
Automobile Components - 0.1%
BorgWarner Inc	45	1,656
Gentex Corp	19	501
		2,157
Automobiles - 0.4%
Rivian Automotive Inc Class A (a)	342	4,402
Thor Industries Inc	98	8,917
		13,319
Broadline Retail - 0.1%
Etsy Inc (a)	10	582
Ollie's Bargain Outlet Holdings Inc (a)	19	2,596
		3,178
Diversified Consumer Services - 1.2%
Bright Horizons Family Solutions Inc (a)	72	8,143
Duolingo Inc Class A (a)	41	14,210
H&R Block Inc	163	8,857
Service Corp International/US	69	5,265
		36,475
Hotels, Restaurants & Leisure - 4.2%
Aramark	303	12,896
Caesars Entertainment Inc (a)	302	8,057
Cava Group Inc (a)	23	2,024
Choice Hotels International Inc	53	6,769
Churchill Downs Inc	87	9,312
Dutch Bros Inc Class A (a)	39	2,312
Hyatt Hotels Corp Class A	3	423
Light & Wonder Inc Class A (a)	25	2,408
MGM Resorts International (a)	281	10,242
Norwegian Cruise Line Holdings Ltd (a)	554	14,161
Penn Entertainment Inc (a)	351	6,339
Planet Fitness Inc Class A (a)	30	3,276
Texas Roadhouse Inc	72	13,329
Vail Resorts Inc	51	7,663
Wingstop Inc	8	3,019
Wyndham Hotels & Resorts Inc	99	8,514
Wynn Resorts Ltd	114	12,429
		123,173
Household Durables - 1.1%
Mohawk Industries Inc (a)	8	916
Somnigroup International Inc	103	7,455
Toll Brothers Inc	43	5,089
TopBuild Corp (a)	34	12,596
Whirlpool Corp	82	6,809
		32,865
Leisure Products - 0.9%
Hasbro Inc	164	12,326
Mattel Inc (a)	452	7,689
YETI Holdings Inc (a)	199	7,311
		27,326
Specialty Retail - 3.2%
Academy Sports & Outdoors Inc	162	8,228
AutoNation Inc (a)	40	7,706
Bath & Body Works Inc	286	8,283
Dick's Sporting Goods Inc	62	13,114
Five Below Inc (a)	130	17,748
Floor & Decor Holdings Inc Class A (a)	35	2,682
GameStop Corp Class A (a)	477	10,709
Lithia Motors Inc Class A	32	9,216
Murphy USA Inc	7	2,536
Restoration Hardware Inc (a)	36	7,402
Valvoline Inc (a)	195	6,874
		94,498
Textiles, Apparel & Luxury Goods - 1.0%
Crocs Inc (a)	78	7,779
Ralph Lauren Corp Class A	14	4,183
Skechers USA Inc Class A (a)	32	2,024
Tapestry Inc	111	11,991
Under Armour Inc Class A (a)	447	2,968
		28,945
TOTAL CONSUMER DISCRETIONARY		361,936

Consumer Staples - 5.0%
Beverages - 0.7%
Brown-Forman Corp Class B	243	7,011
Celsius Holdings Inc (a)	26	1,178
Coca-Cola Consolidated Inc	20	2,235
Molson Coors Beverage Co Class B	76	3,703
Primo Brands Corp Class A	292	8,062
		22,189
Consumer Staples Distribution & Retail - 2.3%
Albertsons Cos Inc Class A	160	3,075
BJ's Wholesale Club Holdings Inc (a)	132	13,979
Casey's General Stores Inc	21	10,923
Maplebear Inc (a)	41	1,967
Performance Food Group Co (a)	166	16,666
US Foods Holding Corp (a)	128	10,666
Walgreens Boots Alliance Inc	863	10,045
		67,321
Food Products - 1.2%
Darling Ingredients Inc (a)	13	421
Freshpet Inc (a)	79	5,397
Hormel Foods Corp	335	9,410
Ingredion Inc	24	3,157
Lamb Weston Holdings Inc	167	9,531
Post Holdings Inc (a)	63	6,666
The Campbell's Company	63	2,011
		36,593
Personal Care Products - 0.8%
BellRing Brands Inc (a)	145	7,914
elf Beauty Inc (a)	124	15,028
		22,942
TOTAL CONSUMER STAPLES		149,045

Energy - 2.6%
Energy Equipment & Services - 0.2%
NOV Inc	557	7,007
Oil, Gas & Consumable Fuels - 2.4%
Antero Midstream Corp	458	8,404
Antero Resources Corp (a)	321	11,213
APA Corp	480	9,259
Chord Energy Corp	13	1,434
DT Midstream Inc	46	4,726
HF Sinclair Corp	15	658
Matador Resources Co	19	948
Murphy Oil Corp	243	6,029
PBF Energy Inc Class A	241	5,447
Permian Resources Corp Class A	238	3,370
Range Resources Corp	280	10,282
SM Energy Co	251	6,925
Viper Energy Inc Class A	25	941
		69,636
TOTAL ENERGY		76,643

Financials - 16.7%
Banks - 4.6%
Cadence Bank	29	1,010
Comerica Inc	43	2,906
Commerce Bancshares Inc/MO	39	2,387
Cullen/Frost Bankers Inc	80	10,193
East West Bancorp Inc	151	15,138
First Horizon Corp	591	12,890
Flagstar Financial Inc	718	8,106
Hancock Whitney Corp	204	12,183
Old National Bancorp/IN	84	1,773
Pinnacle Financial Partners Inc	96	8,437
Prosperity Bancshares Inc	125	8,328
SouthState Corp	116	10,924
Synovus Financial Corp	29	1,370
Valley National Bancorp	1,127	10,447
Webster Financial Corp	207	11,934
Western Alliance Bancorp	36	2,792
Wintrust Financial Corp	86	11,006
Zions Bancorp NA	42	2,252
		134,076
Capital Markets - 2.9%
Affiliated Managers Group Inc	7	1,469
Blue Owl Capital Inc Class A	637	12,326
Carlyle Group Inc/The	253	15,347
Evercore Inc Class A	10	3,011
Franklin Resources Inc	63	1,512
Houlihan Lokey Inc Class A	21	4,004
Invesco Ltd	118	2,479
Janus Henderson Group PLC	300	12,990
Jefferies Financial Group Inc	197	11,359
MarketAxess Holdings Inc	15	3,083
Morningstar Inc	10	2,765
SEI Investments Co	119	10,486
Stifel Financial Corp	43	4,907
		85,738
Consumer Finance - 1.2%
Ally Financial Inc	119	4,504
Credit Acceptance Corp (a)	15	7,354
OneMain Holdings Inc	167	9,651
SLM Corp	46	1,463
SoFi Technologies Inc Class A (a)	567	12,803
		35,775
Financial Services - 3.5%
Affirm Holdings Inc Class A (a)	287	19,677
Corebridge Financial Inc	86	3,058
Equitable Holdings Inc	305	15,662
Essent Group Ltd	138	7,727
Euronet Worldwide Inc (a)	97	9,426
MGIC Investment Corp	54	1,399
Mr Cooper Group Inc (a)	75	11,679
Toast Inc Class A (a)	247	12,063
Voya Financial Inc	129	9,030
Western Union Co/The	795	6,400
WEX Inc (a)	50	8,484
		104,605
Insurance - 3.3%
American Financial Group Inc/OH	32	3,997
Assurant Inc	24	4,495
Axis Capital Holdings Ltd	24	2,252
Erie Indemnity Co Class A	27	9,618
First American Financial Corp	31	1,861
Globe Life Inc	40	5,619
Hanover Insurance Group Inc/The	47	8,067
Kinsale Capital Group Inc	11	4,848
Lincoln National Corp	233	8,880
Loews Corp	102	9,235
Old Republic International Corp	263	9,513
Primerica Inc	14	3,719
Reinsurance Group of America Inc	35	6,736
Ryan Specialty Holdings Inc Class A	128	7,832
Unum Group	168	12,064
		98,736
Mortgage Real Estate Investment Trusts (REITs) - 1.2%
AGNC Investment Corp	457	4,309
Annaly Capital Management Inc	645	13,113
Rithm Capital Corp	710	8,541
Starwood Property Trust Inc	426	8,290
		34,253
TOTAL FINANCIALS		493,183

Health Care - 9.2%
Biotechnology - 3.2%
Alkermes PLC (a)	237	6,278
Apellis Pharmaceuticals Inc (a)	236	5,272
Cytokinetics Inc (a)	178	6,700
Exact Sciences Corp (a)	225	10,564
Exelixis Inc (a)	127	4,600
Halozyme Therapeutics Inc (a)	152	9,115
Incyte Corp (a)	181	13,555
Ionis Pharmaceuticals Inc (a)	243	10,444
Moderna Inc (a)	142	4,198
Neurocrine Biosciences Inc (a)	47	6,027
Sarepta Therapeutics Inc (a)	139	2,282
United Therapeutics Corp (a)	25	6,868
Viking Therapeutics Inc (a)	227	7,393
		93,296
Health Care Equipment & Supplies - 1.7%
Enovis Corp (a)	77	2,064
Envista Holdings Corp (a)	342	6,460
Globus Medical Inc Class A (a)	44	2,316
Inspire Medical Systems Inc (a)	1	124
iRhythm Technologies Inc (a)	57	7,990
Lantheus Holdings Inc (a)	90	6,407
Masimo Corp (a)	58	8,920
Penumbra Inc (a)	43	10,848
Solventum Corp (a)	63	4,496
Teleflex Inc	11	1,314
		50,939
Health Care Providers & Services - 2.0%
Amedisys Inc (a)	62	6,113
Chemed Corp	17	7,009
DaVita Inc (a)	12	1,684
Encompass Health Corp	113	12,442
Ensign Group Inc/The	21	3,150
Guardant Health Inc (a)	20	819
HealthEquity Inc (a)	29	2,813
Henry Schein Inc (a)	47	3,180
Option Care Health Inc (a)	36	1,057
Tenet Healthcare Corp (a)	99	15,967
Universal Health Services Inc Class B	28	4,661
		58,895
Health Care Technology - 0.1%
Doximity Inc Class A (a)	46	2,703
Life Sciences Tools & Services - 1.6%
Bio-Rad Laboratories Inc Class A (a)	1	242
Bio-Techne Corp	185	10,125
Bruker Corp	176	6,764
Charles River Laboratories International Inc (a)	63	10,687
Medpace Holdings Inc (a)	30	12,816
Repligen Corp (a)	69	8,078
		48,712
Pharmaceuticals - 0.6%
Corcept Therapeutics Inc (a)	34	2,284
Elanco Animal Health Inc (a)	57	779
Jazz Pharmaceuticals PLC (a)	77	8,827
Perrigo Co PLC	234	6,241
		18,131
TOTAL HEALTH CARE		272,676

Industrials - 21.7%
Aerospace & Defense - 2.7%
ATI Inc (a)	178	13,695
BWX Technologies Inc	107	16,257
Curtiss-Wright Corp	18	8,824
Hexcel Corp	192	11,503
Huntington Ingalls Industries Inc	47	13,106
Spirit AeroSystems Holdings Inc Class A (a)	278	10,953
Woodward Inc	27	6,941
		81,279
Air Freight & Logistics - 0.5%
CH Robinson Worldwide Inc	57	6,573
GXO Logistics Inc (a)	138	6,860
		13,433
Building Products - 2.7%
A O Smith Corp	143	10,123
Advanced Drainage Systems Inc	88	10,098
Allegion plc	94	15,596
Armstrong World Industries Inc	59	11,102
Fortune Brands Innovations Inc	31	1,691
Owens Corning	91	12,688
Simpson Manufacturing Co Inc	56	10,048
Trex Co Inc (a)	21	1,349
UFP Industries Inc	79	7,742
		80,437
Commercial Services & Supplies - 1.2%
Casella Waste Systems Inc Class A (a)	19	2,066
Clean Harbors Inc (a)	56	13,205
Rollins Inc	281	16,093
Tetra Tech Inc	92	3,380
		34,744
Construction & Engineering - 2.9%
AECOM	67	7,554
API Group Corp (a)	433	15,618
Comfort Systems USA Inc	17	11,956
EMCOR Group Inc	26	16,316
Fluor Corp (a)	29	1,646
MasTec Inc (a)	78	14,758
Valmont Industries Inc	28	10,191
WillScot Holdings Corp	271	7,954
		85,993
Electrical Equipment - 1.3%
Acuity Inc	37	11,520
Generac Holdings Inc (a)	17	3,310
NEXTracker Inc Class A (a)	195	11,361
nVent Electric PLC	59	4,627
Regal Rexnord Corp	19	2,904
Sunrun Inc (a)	535	5,489
		39,211
Ground Transportation - 1.3%
Knight-Swift Transportation Holdings Inc	211	8,968
Landstar System Inc	2	266
Lyft Inc Class A (a)	875	12,303
Saia Inc (a)	10	3,022
XPO Inc (a)	127	15,277
		39,836
Machinery - 5.5%
AGCO Corp	89	10,499
Allison Transmission Holdings Inc	28	2,522
Chart Industries Inc (a)	8	1,591
CNH Industrial NV Class A	382	4,951
Crane Co	61	11,942
Donaldson Co Inc	39	2,807
Flowserve Corp	178	9,975
Graco Inc	88	7,390
ITT Inc	90	15,296
Lincoln Electric Holdings Inc	62	15,097
Middleby Corp/The (a)	65	9,438
Mueller Industries Inc	132	11,269
Nordson Corp	24	5,141
Oshkosh Corp	11	1,392
Pentair PLC	170	17,374
RBC Bearings Inc (a)	35	13,557
Timken Co/The	151	11,490
Toro Co/The	127	9,430
		161,161
Marine Transportation - 0.0%
Kirby Corp (a)	7	667
Passenger Airlines - 0.4%
Alaska Air Group Inc (a)	167	8,845
American Airlines Group Inc (a)	154	1,769
		10,614
Professional Services - 2.0%
CACI International Inc (a)	9	4,145
Dayforce Inc (a)	185	10,669
ExlService Holdings Inc (a)	52	2,258
FTI Consulting Inc (a)	5	832
Genpact Ltd	54	2,379
KBR Inc	166	7,759
ManpowerGroup Inc	111	4,579
Maximus Inc	134	9,897
Paycom Software Inc	22	5,094
Paylocity Holding Corp (a)	52	9,614
Robert Half Inc	9	331
Science Applications International Corp	6	669
		58,226
Trading Companies & Distributors - 1.2%
Air Lease Corp Class A	5	277
Applied Industrial Technologies Inc	14	3,801
Core & Main Inc Class A (a)	76	4,837
FTAI Aviation Ltd	112	15,412
SiteOne Landscape Supply Inc (a)	64	8,821
Wesco International Inc	11	2,277
		35,425
TOTAL INDUSTRIALS		641,026

Information Technology - 11.5%
Communications Equipment - 0.1%
Ciena Corp (a)	54	5,013
Electronic Equipment, Instruments & Components - 2.8%
Arrow Electronics Inc (a)	77	8,932
Cognex Corp	264	10,763
Coherent Corp (a)	187	20,121
Flex Ltd (a)	421	20,995
Insight Enterprises Inc (a)	67	7,945
TD SYNNEX Corp	26	3,754
Vontier Corp	233	9,663
		82,173
IT Services - 1.1%
Amdocs Ltd	52	4,438
DXC Technology Co (a)	450	6,125
EPAM Systems Inc (a)	68	10,724
Kyndryl Holdings Inc (a)	297	11,218
		32,505
Semiconductors & Semiconductor Equipment - 0.8%
Cirrus Logic Inc (a)	5	504
Enphase Energy Inc (a)	167	5,404
Lattice Semiconductor Corp (a)	33	1,644
MKS Inc	2	190
Onto Innovation Inc (a)	72	6,822
Qorvo Inc (a)	20	1,672
Rambus Inc (a)	14	1,035
Skyworks Solutions Inc	61	4,181
Universal Display Corp	7	1,011
		22,463
Software - 6.0%
Aurora Innovation Inc Class A (a)	1,426	8,285
Bentley Systems Inc Class B	210	12,176
BILL Holdings Inc (a)	187	8,013
Box Inc Class A (a)	230	7,383
Circle Internet Group Inc Class A	27	4,955
Commvault Systems Inc (a)	58	11,017
Dolby Laboratories Inc Class A	95	7,157
Dropbox Inc Class A (a)	289	7,852
Dynatrace Inc (a)	166	8,733
Elastic NV (a)	30	2,511
Five9 Inc (a)	191	4,934
Guidewire Software Inc (a)	86	19,456
Manhattan Associates Inc (a)	70	15,376
Nutanix Inc Class A (a)	146	10,975
Procore Technologies Inc (a)	32	2,292
Qualys Inc (a)	2	266
Rubrik Inc Class A (a)	41	3,893
Samsara Inc Class A (a)	127	4,830
SentinelOne Inc Class A (a)	451	8,271
SPS Commerce Inc (a)	58	6,314
Teradata Corp (a)	241	5,044
UiPath Inc Class A (a)	673	7,908
Unity Software Inc (a)	61	2,035
Varonis Systems Inc (a)	8	447
Workiva Inc Class A (a)	127	8,106
		178,229
Technology Hardware, Storage & Peripherals - 0.7%
Pure Storage Inc Class A (a)	332	19,761
Sandisk Corp/DE	22	944
		20,705
TOTAL INFORMATION TECHNOLOGY		341,088

Materials - 4.9%
Chemicals - 2.2%
Albemarle Corp	44	2,985
Ashland Inc	118	6,084
Axalta Coating Systems Ltd (a)	69	1,954
Celanese Corp	162	8,461
Chemours Co/The	385	4,612
Element Solutions Inc	38	897
FMC Corp	192	7,496
Huntsman Corp	421	4,084
Mosaic Co/The	387	13,936
RPM International Inc	134	15,733
		66,242
Construction Materials - 0.3%
Eagle Materials Inc	42	9,421
Knife River Corp (a)	9	742
		10,163
Containers & Packaging - 1.2%
AptarGroup Inc	30	4,714
Crown Holdings Inc	132	13,116
Graphic Packaging Holding CO	381	8,519
Silgan Holdings Inc	199	9,259
		35,608
Metals & Mining - 0.9%
Alcoa Corp	85	2,547
Carpenter Technology Corp	20	4,988
Cleveland-Cliffs Inc (a)	1,193	12,551
Commercial Metals Co	11	570
Royal Gold Inc	33	4,997
		25,653
Paper & Forest Products - 0.3%
Louisiana-Pacific Corp	91	8,227
TOTAL MATERIALS		145,893

Real Estate - 7.1%
Health Care REITs - 0.7%
American Healthcare REIT Inc	17	656
Healthcare Realty Trust Inc	475	7,296
Omega Healthcare Investors Inc	314	12,215
		20,167
Hotel & Resort REITs - 0.4%
Park Hotels & Resorts Inc	484	5,159
Ryman Hospitality Properties Inc	85	8,081
		13,240
Industrial REITs - 1.4%
Americold Realty Trust Inc	43	691
EastGroup Properties Inc	61	9,958
First Industrial Realty Trust Inc	170	8,282
Lineage Inc	141	6,084
Rexford Industrial Realty Inc	278	10,156
STAG Industrial Inc Class A	50	1,717
Terreno Realty Corp	24	1,332
		38,220
Office REITs - 0.9%
BXP Inc	62	4,056
Cousins Properties Inc	253	6,856
Highwoods Properties Inc	255	7,398
Vornado Realty Trust	228	8,760
		27,070
Real Estate Management & Development - 0.9%
Jones Lang LaSalle Inc (a)	52	14,059
Zillow Group Inc Class A (a)	99	7,598
Zillow Group Inc Class C (a)	79	6,284
		27,941
Residential REITs - 1.2%
American Homes 4 Rent Class A	339	11,760
Camden Property Trust	56	6,115
Equity LifeStyle Properties Inc	199	11,925
Independence Realty Trust Inc	343	5,752
		35,552
Retail REITs - 1.1%
Agree Realty Corp	43	3,083
Brixmor Property Group Inc	373	9,746
Federal Realty Investment Trust	25	2,304
Kimco Realty Corp	369	7,834
Kite Realty Group Trust	19	418
NNN REIT Inc	69	2,847
Regency Centers Corp	83	5,926
		32,158
Specialized REITs - 0.5%
CubeSmart	260	10,117
Lamar Advertising Co Class A	39	4,767
		14,884
TOTAL REAL ESTATE		209,232

Utilities - 3.0%
Electric Utilities - 0.8%
IDACORP Inc	70	8,774
OGE Energy Corp	76	3,452
Pinnacle West Capital Corp	54	4,893
Portland General Electric Co	160	6,579
		23,698
Gas Utilities - 0.7%
MDU Resources Group Inc	171	2,950
National Fuel Gas Co	113	9,807
New Jersey Resources Corp	2	91
Southwest Gas Holdings Inc	93	7,267
UGI Corp	53	1,918
		22,033
Independent Power and Renewable Electricity Producers - 1.1%
AES Corp/The	239	3,142
Ormat Technologies Inc	92	8,226
Talen Energy Corp (a)	54	20,389
		31,757
Water Utilities - 0.4%
Essential Utilities Inc	285	10,488
TOTAL UTILITIES		87,976

TOTAL UNITED STATES		2,886,559
TOTAL COMMON STOCKS (Cost $2,967,786)		2,929,428

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $30,024)	4.33	30,018	30,024

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $2,997,810)	2,959,452
NET OTHER ASSETS (LIABILITIES) - 0.1% (b)	2,466
NET ASSETS - 100.0%	2,961,918

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P MidCap 400 Index Contracts (United States)	1	Sep 2025	31,651	(400)	(400)

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Legend

(a)	Non-income producing.
(b)	Includes $2,158 of cash collateral to cover margin requirements for futures contracts.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	3,000,000	2,969,976	391	-	-	30,024	30,018	0.0%
Total	-	3,000,000	2,969,976	391	-	-	30,024

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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